Operating Lease Right-of-Use Assets, Net (Details)					12 Months Ended
	Jul. 07, 2021 USD ($) m²	Jul. 07, 2021 CNY (¥) m²	Dec. 01, 2016 USD ($)	Dec. 01, 2016 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Acers (in Square Meters) | m²	74	74
Obtain right of use amount	$ 2,319,791	¥ 15,000,000
Paid installment					$ 2,319,791	¥ 15,000,000
Warehouse			$ 7,199.38
Square meters			$ 2,127,121	¥ 14,814,544
Lease contract period					9 years	9 years
Amortization of operating lease right-of-use assets					$ 692,557		$ 708,159	$ 584,813
Interest on lease liabilities					65,924
Operating Lease Right-of-Use Assets [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Amortization of operating lease right-of-use assets					$ 430,112
Maximum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					20 years	20 years
Maximum [Member] | Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					10 years	10 years
Minimum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					12 years 6 months	12 years 6 months
Minimum [Member] | Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets					3 years	3 years